UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  28-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

     /s/ James McKee     New York, New York     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $27,545 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11231                      Mariner Investment Group, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      155   200000 SH  PUT  DEFINED 0              200000        0        0
AMERICAN MED ALERT CORP        COM              027904101     1096   194638 SH       DEFINED 0              194638        0        0
AMERICAN MED ALERT CORP        COM              027904101      873   155062 SH       DEFINED 1              155062        0        0
CATERPILLAR INC DEL            COM              149123101      130   100000 SH  PUT  DEFINED 0              100000        0        0
CITIGROUP INC                  COM              172967101       42   700000 SH  PUT  DEFINED 0              700000        0        0
CYBERONICS INC                 COM              23251P102     3164   190232 SH       DEFINED 0              190232        0        0
CYBERONICS INC                 COM              23251P102      911    54768 SH       DEFINED 1               54768        0        0
E TRADE FINANCIAL CORP         COM              269246104        4    20000 SH  CALL DEFINED 0               20000        0        0
E TRADE FINANCIAL CORP         COM              269246104        3    20000 SH  PUT  DEFINED 0               20000        0        0
GENERAL ELEC CO                COM              369604103      359   510000 SH  PUT  DEFINED 0              510000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      341    20000 SH  PUT  DEFINED 0               20000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      558    70000 SH  CALL DEFINED 0               70000        0        0
KROGER CO                      COM              501044101     3859   175000 SH       DEFINED 0              175000        0        0
PFIZER INC                     COM              717081103       91   516800 SH  PUT  DEFINED 0              516800        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605        8   400000 SH  CALL DEFINED 0              400000        0        0
SPDR TR                        UNIT SER 1       78462F103      105   200000 SH  PUT  DEFINED 0              200000        0        0
TERRA INDS INC                 COM              880915103     3633   150000 SH       DEFINED 0              150000        0        0
WELLS FARGO & CO NEW           COM              949746101       85   100000 SH  CALL DEFINED 0              100000        0        0
WELLS FARGO & CO NEW           COM              949746101      577    23800 SH       DEFINED 0               23800        0        0
WYETH                          COM              983024100     8624   190000 SH       DEFINED 0              190000        0        0
WYETH                          COM              983024100     2927   516800 SH  CALL DEFINED 0              516800        0        0